36. SUBSEQUENTS EVENTS	12 Months Ended
Dec. 31, 2017
Subsequents Events
36. SUBSEQUENTS EVENTS

On January 4, 2018, a bonds issuance was made for a total amount of UF 2,000,000 corresponding to series O, P and Q issued by the Viña Concha y Toro S.A. charged to the bonds line registered in the Securities Registry of the SVS under number 840, dated October 12, 2016 and number 876, dated December 19, 2017.

Between January 1, 2018 and the date of issuance of these consolidated financial statements there are no subsequent events that may significantly affect its exposure and/or interpretation.